Income Taxes - Components of deferred tax assets and liabilities (Details) - Adagio Medical Inc - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses	$ 25,786,000	$ 26,489,000
Capitalized research costs	4,456,000	1,737,000
Research and development credit	1,604,000	1,604,000
Accrued compensation	392,000	283,000
Stock-based compensation	269,000	97,000
Operating lease liabilities	14,000	54,000
Other	114,000	91,000
Total deferred tax assets	32,635,000	30,355,000
Less: Valuation allowance	(32,100,000)	(29,981,000)
Total deferred tax assets, net of valuation allowance	535,000	374,000
Deferred tax liabilities:
Right-of-use assets	(14,000)	(53,000)
Unrecognized tax benefit	(521,000)	(321,000)
Total deferred tax liabilities	(535,000)	(374,000)
Net deferred tax assets	$ 0	$ 0